Ordinary Shares (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2012	Nov. 22, 2007 Ordinary Shares [Member]	May 31, 2008 Ordinary Shares [Member]	May 17, 2011 Ordinary Shares [Member]	Dec. 31, 2012 Class A ordinary shares [Member]	Dec. 31, 2011 Class A ordinary shares [Member]	May 17, 2011 Class A ordinary shares [Member]	Dec. 31, 2012 Class B ordinary shares [Member]	Dec. 31, 2011 Class B ordinary shares [Member]	May 17, 2011 Class B ordinary shares [Member]	May 17, 2011 Class B ordinary shares [Member] Phoenix TV [Member]	May 17, 2011 ADS [Member]	May 17, 2011 Series A convertible redeemable preferred shares [Member]
Class of Stock [Line Items]
Shares, issued		1	319,999,999									13,415,125
Ordinary shares, par value		$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Ordinary shares, authorized				1,000,000,000	680,000,000	680,000,000	680,000,000	320,000,000	320,000,000	320,000,000
Number of shares automatically converted to ordinary shares													130,000,000
Shares offered by preferred share shareholders												1,267,500
Conversion among ordinary shares											(2,674,640)
Ordinary shares, voting rights					Holders of Class A ordinary shares are entitled to one vote per share			Holders of Class B ordinary shares are entitled to 1.3 votes per share
Ordinary shares, conversion features	The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Ordinary shares, shares issued					299,408,949	306,101,077		317,325,360	317,325,360
Ordinary shares, shares outstanding					299,408,949	306,101,077		317,325,360	317,325,360